Debt - Summary of Debt Under Promissory Notes (Details) $ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	May 08, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 0	$ 449,716
Principal				$ 7,000,000
Total		$ 88,273	577,318
Maturity		1 year and for more than one year
Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]				$ 115,397,329
Principal	[2]		279,209
Accrued Interest Payable	[2]		170,507
Total	[2]		449,716
Senior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 0	$ 4,178,912
Senior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]				$ 94,747,329
Currency			US$
Principal	[2]		$ 7,834
Accrued Interest Payable	[2]		12,620
Total	[2]		$ 20,454
Interest Rate			14.00%		14.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed
2017 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		0	$ 213,387
2017 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]				$ 5,000,000
Currency			US$
Principal	[2]		$ 13,515
Accrued Interest Payable	[2]		20,627
Total	[2]		$ 34,142
Interest Rate			15.00%		15.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed
2020 Junior Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes		$ 0	$ 17,867
2020 Junior Promissory Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]				$ 650,000
Currency			US$
Principal	[2]		$ 9,291
Accrued Interest Payable	[2]		5,827
Total	[2]		$ 15,118
Interest Rate			14.00%		14.00%
Maturity			Dec 2026
Guarantee	[3]		Guaranteed
Convertible Notes | Debt under Promissory Notes
Disclosure of detailed information about borrowings [line items]
Amount of the Promissory Notes	[1]				$ 15,000,000
Currency			US$
Principal	[2]		$ 248,569
Accrued Interest Payable	[2]		131,433
Total	[2]		$ 380,002
Interest Rate			14.00%		14.00%
Maturity			Nov 2026
Guarantee	[3]		Guaranteed

[1]	Amounts in the “Amount of the Promissory Notes” column is presented in the original issuance amount in US$.
[2]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to non-related parties of BBB Foods Inc. The remainder of the amount of each Promissory Note is disclosed as debt to related parties (See Note 9).
[3]	On November 20, 2020, the Mexican Subsidiaries became guarantors of BBB Foods Inc.´s obligations under the Promissory Notes guaranteeing payment at maturity in case of default or breach of a covenants of BBB Foods Inc.